ING Investors Trust

ING FMRSM Large Cap Growth Portfolio,

ING FMRSM Mid Cap Growth Portfolio, and

ING Van Kampen Capital Growth Portfolio

Supplement dated January 23, 2008

to the Adviser Class Prospectus, Institutional Class, Service Class

and Service 2 Class Prospectuses

each dated April 30, 2007

ING FMRSM Large Cap Growth Portfolio and ING FMRSM Mid Cap Growth Portfolio

Class Closure

1.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Service 2 Class of ING FMRSM Large Cap Growth Portfolio effective December 27, 2007.

2.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Adviser Class of ING FMRSM Mid Cap Growth Portfolio effective December 27, 2007.

Sub-Advisers

3.                 Effective January 31, 2008, Morgan Stanley Investment Management Inc. will replace Fidelity Management & Research Company as sub-adviser for ING FMRSM Large Cap Growth Portfolio with no change to the Portfolio’s investment objective or principal investment strategies.

4.                 Effective January 31, 2008, ING Investment Management Co. will replace Fidelity Management & Research Company as sub-adviser for ING FMRSM Mid Cap Growth Portfolio with no change to the Portfolio’s investment objective or principal investment strategies.

Portfolio Names

5.                 Effective January 31, 2008, names of the Portfolios will be changed as follows:

Portfolio	New Portfolio
ING FMRSM Large Cap Growth Portfolio	ING Van Kampen Large Cap Growth Portfolio
ING FMRSM Mid Cap Growth Portfolio	ING Mid Cap Growth Portfolio

6.                 Footnote (2) under the section “Description of the Portfolio - Average Annual Total Returns” on page 26 of the ADV Class Prospectus, page 26 of the Class I Prospectus, and page 25 of the Class S Prospectus of ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio) are hereby deleted and replaced with the following:

(2)           On November 6, 2006, the Portfolio changed its name from ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and changed its principal investment strategies.  On January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van Kampen Large Growth Portfolio but did not change its principal investment strategies.  Morgan Stanley Investment Management Inc. has managed the Portfolio since January 31, 2008.  Prior to January 31, 2008, the Portfolio was managed by Fidelity Management & Research Company.  Performance prior to January 31, 2008 is attributable to Fidelity Management & Research Company.

7.                 Footnote (2) under the section “Description of the Portfolio - Average Annual Total Returns” on page 29 of the Class I Prospectus, page 28 of the Class S Prospectus, and page 26 of the Service 2 Class Prospectus of ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio) are hereby deleted and replaced with the following:

(2)           On August 7, 2006, the Portfolio changed its name from MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and changed its principal investment strategies.  On January 31, 2008, ING FMRSM Mid Cap Growth Portfolio changed its name to ING Mid Cap Growth Portfolio but did not change its principal investment strategies.  ING Investment Management Co. has managed the Portfolio since January 31, 2008.  Prior to January 31, 2008, the Portfolio was managed by Fidelity Management & Research Company beginning August 7, 2006.  Prior to August 7, 2006, the Portfolio was managed by Massachusetts Financial Services Company.  Performance prior to January 31, 2008 is attributable to the prior Sub-Advisers.

Portfolio Managers

8.                 Effective January 31, 2008, Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung will replace the current portfolio managers for ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio).

The Prospectuses are hereby revised as follows:

a.             All references to the current portfolio managers for ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio) are deleted and replaced with Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung.

b.             The sub-section entitled “More on the Sub-Adviser” under the section captioned “Description of the Portfolio - ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio)” on page 26 of the ADV Class Prospectus, on page 26 of the Class I Prospectus and on page 25 of the Class S Prospectus are hereby deleted in their entirety and replaced with the following:

More on the Sub-Adviser

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name “Van Kampen,” is a registered investment adviser principally located at 522 Fifth Avenue, New York, New York 10036, and is a direct subsidiary of Morgan Stanley.

As of December 31, 2007, MSIM Inc., together with its affiliated asset management companies, manages assets of over $589.5 billion.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Dennis Lynch

Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 14 years of investment industry experience. Mr. Lynch is the Portfolio’s lead portfolio manager. He has managed the Portfolio since January 2008.

David Cohen

Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 20 years of investment industry experience. Mr. Cohen serves as a co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since January 2008.

Sam Chainani, CFA

Mr. Chainani, Managing Director, joined Van Kampen in 1996 and has 12 years of investment industry experience. Mr. Chainani serves as a co-portfolio manager and works collaboratively with other team members to manage the Portfolio. He has co-managed the Portfolio since January 2008.

Alexander Norton

Mr. Norton, Executive Director, joined Van Kampen in 2000 and has over 13 years investment industry experience. Mr. Norton serves as a co-portfolio manager and works collaboratively with the other team members to manage the Portfolio. He has co-managed the Portfolio since January 2008.

Jason Yeung, CFA	Mr. Yeung, Executive Director, joined Van Kampen in 2002 and has 11 years of investment industry experience. Prior to joining Van Kampen he was a senior research analyst at Ramius Capital

Group and prior to that he was an equity research analyst at Deutsche Bank.  Mr. Yeung serves as a co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.  He has managed the Portfolio since January 2008.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

9.                 Effective January 31, 2008, Richard Walsh and Jeff Bianchi will replace the current portfolio managers for ING Mid Cap Growth Portfolio (formerly, ING FMRSM Mid Cap Growth Portfolio).

The Prospectuses are hereby revised as follows:

a.             All references to the current portfolio managers to ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio) are deleted and replaced with Richard Welsh and Jeff Bianchi.

b.             The sub-section entitled “More on the Sub-Adviser” under the section captioned “Description of the Portfolio - ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio)” on page 29 of the Class I Prospectus, on page 29 of the Class S Prospectus and on page 27 of the Service 2 Class Prospectus is hereby deleted in their entirety and replaced with the following:

More on the Sub-Adviser

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio.  ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC, is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Adviser.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.  The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Richard Welsh

Mr. Welsh, portfolio manager, has managed the Portfolio since January, 2008. He has over 16 years of investment management experience. Mr. Welsh joined ING IM in 2004 from Columbus Circle Investors where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

Jeff Bianchi

Mr. Bianchi, portfolio manager, has managed the Portfolio since January, 2008.  He joined ING IM in 1994 and has over 13 years of investment management experience.  Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for the firm’s small-capitalization equity strategies.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Mergers

10.           On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to reorganize ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio) and ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio) into the following “Surviving Portfolios” (“Reorganizations”) as follows:

Disappearing Portfolio	Surviving Portfolio
ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio)	ING Van Kampen Capital Growth Portfolio
ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio)	ING VP MidCap Opportunities Portfolio

The proposed Reorganizations are subject to approval by shareholders of the Portfolios.  If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about April 10, 2008, it is expected that the Reorganizations shall close on April 26, 2008, or such other date as the parties to the Reorganizations may agree, at 4:00 p.m. Eastern Time (the “Closing Date”). Shareholders of the Portfolios will be notified if the Reorganization is not approved.

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO

Portfolio Manager

11.          Effective September 1, 2007, Jason Yeung was added as a portfolio manager of ING Van Kampen Capital Growth Portfolio.

The Prospectuses are hereby revised as follows:

The sub-section entitled “More on the Sub-Adviser” under the section captioned “Description of the Portfolio - ING Van Kampen Capital Growth Portfolio” on page 56 of the ADV Class Prospectus, on page 55 of the Class I Prospectus, on page 53 of the Class S Prospectus and on page 50 of the Service 2 Class Prospectus is hereby amended to include the following:

Name	Position and Recent Business Experience

Jason Yeung, CFA

Mr. Yeung, Executive Director, joined Van Kampen in 2002 and has 11 years of investment industry experience. Prior to joining Van Kampen he was a senior research analyst at Ramius Capital Group and prior to that he was an equity research analyst at

Deutsche Bank. Mr. Yeung serves as a co-portfolio manager and works collaboratively with the other team members to manage the Portfolio. He has managed the Portfolio since September 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING FMRSM Large Cap Growth Portfolio,

ING FMRSM Mid Cap Growth Portfolio, and

ING Van Kampen Capital Growth Portfolio

Supplement dated January 23, 2008

to the Adviser Class Prospectus, Institutional Class, Service Class

and Service 2 Class Statement of Additional Information

dated April 30, 2007

ING FMRSM Large Cap Growth Portfolio and ING FMRSM Mid Cap Growth Portfolio

Class Closure

1.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Service 2 Class shares of ING FMRSM Large Cap Growth Portfolio effective December 27, 2007.

2.                 On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to close to new investments and dissolve the Adviser Class shares of ING FMRSM  Mid Cap Growth Portfolio effective December 27, 2007.

Sub-Advisers

3.                 Effective January 31, 2008, Van Kampen Investments will replace Fidelity Management & Research Company as Sub-Adviser to ING FMRSM Large Cap Growth Portfolio.

                    All reference to Fidelity Management & Research Company as Sub-Adviser to the Portfolio in the Statement of Additional Information is hereby replaced with Fidelity Management & Research Company.

4.                 Effective January 31, 2008, ING Investment Management Co. will replace Fidelity Management & Research Company as Sub-Adviser to ING FMRSM Mid Cap Growth Portfolio.

                    All reference to Fidelity Management & Research Company as Sub-Adviser to ING FMRSM Mid Cap Growth Portfolio is hereby replaced with ING Investment Management Co.

Portfolio Names

5.                 Effective January 31, 2008, names of the Portfolios will be changed as follows:

Portfolio	New Portfolio
ING FMRSM Large Cap Growth Portfolio	ING Van Kampen Large Cap Growth Portfolio
ING FMRSM Mid Cap Growth Portfolio	ING Mid Cap Growth Portfolio

Portfolio Managers

6.                 Effective January 31, 2008, Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung will replace the current portfolio managers to ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio) and all references to the current portfolio managers are hereby replaced with Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung.

The information regarding the portfolio managers “Other Accounts Managed” beginning on page 162 of the Statement of Additional Information is hereby revised as follows:

ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio)

Sub-Adviser

Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

Portfolio Manager	Registered Investment Companies		Other Pooled InvestmentVehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dennis Lynch	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
David Cohen	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
Sam Chainani	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
Alexander Norton	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
Jason Yeung	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357

None of the accounts managed are subject to performance fees.

Potential Conflicts of Interest

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation Structure of Portfolio Managers

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•                  Cash Bonus.

•                  Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•                  Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•                  Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•                  Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•                  Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•                  Contribution to the business objectives of the Investment Adviser.

•                  The dollar amount of assets managed by the portfolio manager.

•                  Market compensation survey research by independent third parties.

•                  Other qualitative factors, such as contributions to client objectives.

•                  Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

Dennis Lynch	None
David Cohen	None
Sam Chainani	None
Alexander Norton	None
Jason Yeung	None

7.                 Effective January 31, 2008, Richard Walsh and Jeff Bianchi will replace the current portfolio managers to ING Mid Cap Growth Portfolio (formerly, ING FMRSM Mid Cap Growth Portfolio).  All references to the current portfolio managers are hereby replaced with Richard Walsh and Jeff Bianchi.

The information regarding the portfolio managers “Other Accounts Managed” beginning on page 164 of the Statement of Additional Information is hereby revised as follows:

ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio)

Sub-Adviser

ING Investment Management Co. (“ING IM”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Richard Walsh	3	$574,844,163	4	$191,605,692	41	$2,521,453,343
Jeff Bianchi	3	$574,844,163	4	$191,605,692	41	$2,521,453,343

Potential Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.  These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts.  Purchases of money market instruments and fixed-income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee.  Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions.  ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation Structure of Portfolio Manager

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

Richard Walsh	None
Jeff Bianchi	None

Mergers

8.             On December 5, 2007, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio) and ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio) into the following “Surviving Portfolios” (“Reorganizations”) as follows:

Disappearing Portfolio	Surviving Portfolio
ING Van Kampen Large Cap Growth Portfolio (formerly ING FMRSM Large Cap Growth Portfolio)	ING Van Kampen Capital Growth Portfolio
ING Mid Cap Growth Portfolio (formerly ING FMRSM Mid Cap Growth Portfolio)	ING VP MidCap Opportunities Portfolio

The proposed Reorganizations are subject to approval by shareholders of the Portfolios.  If shareholder approval is obtained at a Special Meeting of Shareholders that is scheduled to take place on or about April 10, 2008, it is expected that the Reorganizations shall close on April 26, 2008, or such other date as the parties to the Reorganizations may agree, at 4:00 p.m. Eastern Time (the “Closing Date”). Shareholders of the Portfolios will be notified if the Reorganization is not approved.

Portfolio Managers

9.                 Effective September 1, 2007, Jason Yeung was added as portfolio manager to ING Van Kampen Capital Growth Portfolio.

The information regarding the portfolio managers “Other Accounts Managed” beginning on page 217 of the Statement of Additional Information is hereby revised as follows:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2007:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dennis Lynch	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
David Cohen	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
Sam Chainani	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
Alexander Norton	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357
Jason Yeung	37	$32,189,208,866	5	$1,525,680,442	7247	$1,981,330,357

None of the accounts managed are subject to performance fees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned

Dennis Lynch	None
David Cohen	None
Sam Chainani	None
Alexander Norton	None
Jason Yeung	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE